Document and Entity Information	Dec. 20, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	EPIPHANY TECHNOLOGY ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39853
Entity Tax Identification Number	85-3227900
Entity Address, Address Line One	630 Ramona St.
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	619
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001827248
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EPHY
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	EPHYW
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	EPHYU
Security Exchange Name	NASDAQ